Condensed Financial Information (Parent Company) (Long-term Debt Outstanding) (Details) - Parent Company - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Long-term Debt [Abstract]
Senior notes	$ 16,994	$ 15,317
Notes Payable, Related Parties	3,314	3,600
Long-term Debt	$ 20,308	18,917
Senior Notes, Unaffiliated [Member]
Long-term Debt [Abstract]
Interest Rate Range Minimum	1.76%
Interest Rate Range Maximum	7.72%
Weighted Average Interest Rate	5.10%
Debt Instrument, Maturity Date Range, Start	Jun. 01, 2016
Debt Instrument, Maturity Date Range, End	May 13, 2046
Senior notes	$ 16,994	15,317
Senior Notes, Affiliated [Member]
Long-term Debt [Abstract]
Interest Rate Range Minimum	3.54%
Interest Rate Range Maximum	7.44%
Weighted Average Interest Rate	4.98%
Debt Instrument, Maturity Date Range, Start	Sep. 30, 2016
Debt Instrument, Maturity Date Range, End	Dec. 31, 2033
Senior notes		500
Notes Payable, Related Parties	$ 3,100	3,100
Other Affiliated Debt [Member]
Long-term Debt [Abstract]
Interest Rate Range Minimum	0.96%
Interest Rate Range Maximum	1.03%
Weighted Average Interest Rate	0.99%
Debt Instrument, Maturity Date Range, Start	Mar. 31, 2016
Debt Instrument, Maturity Date Range, End	Jun. 30, 2016
Notes Payable, Related Parties	$ 214	$ 500